S000062201 [Member] Investment Objectives and Goals - iShares Future AI & Tech ETF	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	iShares Future AI & Tech ETF ARTY | NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares Future AI & Tech ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. and non-U.S. companies that provide products and services that are expected to contribute to artificial intelligence (“AI”) technologies in areas including generative AI, AI data and infrastructure, AI software, and AI services.